Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
12.	GOODWILL

The changes in the carrying amount of goodwill were as follows:

	December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Balance as of January 1	217,436	296,688	410,500	66,161
Goodwill acquired	79,252	113,812	1,345,470	216,850

Balance as of December 31	296,688	410,500	1,755,970	283,011

No impairment charge was recorded in any of the three years ended December 31, 2014.